UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7778

Analysts Investment Trust

(Exact name of registrant as specified in charter)

7750 Montgomery Road, Cincinnati, Ohio 45236

(Address of principal executive offices)

(Zip code)

Timothy E. Mackey

7750 Montgomery Road, Cincinnati, Ohio 45236

(Name and address of agent for service)

Registrant's telephone number, including area code: 513-792-5402

Date of fiscal year end: July 31

Date of reporting period: April 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Analysts Investment Trust
Analysts Stock Fund
SCHEDULE OF INVESTMENTS
April 30, 2005 (Unaudited)
Shares		Value	% of Net Assets

Common Stock 82.44%
Basic Materials
4,000	Dow Chemical Co.	$183,720
2,000	Kimberly Clark Corp.	124,900
6,000	W.R. Grace & Co.	56,280
		364,900	5.06%
Consumer Cyclicals
2,000	Best Buy Co. Inc.	100,680
3,000	Comcast Corporation New Class A*	96,300
4,000	Disney Enterprises, Inc.	105,600
2,100	Omnicom Group, Inc.	174,090
4,600	Walgreen Co.	198,076
3,000	Wynn Resorts Ltd.*	158,820
4,000	XM Satellite Radio, Inc.*	110,960
		944,526	13.11%

Consumer Non-cyclicals
4,000	Archer Daniels-Midland Co.	71,960
2,000	Coca Cola Co.	86,880
3,000	Procter & Gamble Co.	162,450
		321,290	4.46%

Energy
3,000	American Electric Power Co., Inc.	105,660
3,800	Apache Corp.	213,902
3,000	Diamond Offshore Drilling, Inc.	132,330
3,000	Exxon Mobil Corp.	171,090
2,000	Schlumberger Ltd.	136,820
		759,802	10.54%

Financials
2,000	BankAmerica Corp.	90,080
4,000	J.P. Morgan Chase & Co.	141,960
6,000	Labranche & Co., Inc.*	39,900
3,000	North Folk Bancorporation, Inc.	84,450
2,700	Wells Fargo & Co.	161,838
		518,228	7.19%

Healthcare
4,000	Astra Zeneca Plc.	175,800
3,000	Humana, Inc.*	103,950
3,000	Johnson & Johnson	205,890
3,000	Medtronic, Inc.	158,100
4,000	Schering-Plough Corp.	83,480
4,000	Shire Pharmaceuticals Group Plc.	124,320
2,200	United Healthcare Corp.	207,922
3,000	Wyeth Labs	134,820
		1,194,282	16.57%

Industrials
2,900	Boeing Co.	172,608
2,200	Fedex Corp.	186,890
3,300	First Data Corp.	125,499
2,000	Ingersoll-Rand Co.	153,740
3,000	Norfolk Southern Corp.	94,200
1,300	United Technologies Corp.	132,236
		865,173	12.01%

Technology
4,000	Apple Computer, Inc.*	144,240
4,000	Broadcom Corp.*	119,600
6,000	Cypress Semiconductor Corp.*	71,940
3,000	Dell Computer Corp.*	104,490
5,000	Intel Corp.	117,600
4,000	Microsoft Corp.	101,200
6,000	Novellus Systems, Inc.*	140,580
4,000	Xerox Corp.*	53,000
		852,650	11.83%

Telecommunications
4,600	Vodafone Group Plc.	120,244	1.67%

TOTAL COMMON STOCKS (Cost $5,049,906)		5,941,095	82.44%

Unit Investment Trusts 4.74%
2,000	Ishares France	46,740
3,000	Ishares Japan	30,750
2,000	Ishares Pacific Ex Japan	181,360
4,000	Ishares Singapore	29,000
3,000	Ishares U.K.	53,700

TOTAL UNIT INVESTMENT TRUSTS (Cost $339,047)		341,550	4.74%

CASH EQUIVALENTS
1,192,979	First American Treasury Obligations Cl. A rate: 2.04%**	1,192,979	16.55%
	(Cost $1,192,979)

TOTAL INVESTMENTS (Cost $6,581,932)		7,475,624	103.73%

LIABILITIES IN EXCESS OF OTHER ASSETS		(269,133)	-3.73%

NET ASSETS		$7,206,491	100.00%

* Non Income Producing Securities
**Variable Rate Security at April 30, 2005

NOTES TO FINANCIAL STATEMENTS
ANALYSTS STOCK FUND
1. SECURITY TRANSACTIONS
At April 30, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $6,581,932 amounted to $893,692, which consisted of aggregate gross unrealized appreciation of
$1,023,573 and aggregate gross unrealized depreciation of $129,881.

Analysts Investment Trust
Analysts Fixed Income Fund
SCHEDULE OF INVESTMENTS
April 30, 2005 (Unaudited)
Shares/Par	Security Description	Value	% of Net Assets

COMMON STOCKS - 14.65%
Real Estate Investment Trusts
1,700	Apartment Investment and Management Co.	64,804
2,000	Capital Automotive PFD Series A	50,300
2,000	Capital Automotive REIT	67,960
1,600	First Industrial Realty Trust, Inc.	61,120
3,198	Health Care Properties Investors, Inc.	81,997
1,500	Hospitality Properties Trust	62,670
2,100	Sovran Self Storage, Inc.	89,775

TOTAL COMMON STOCKS (Cost $358,764)		478,626	14.65%

Preferred Stocks
2,000	BAC Capital Trust II	51,740
1,000	MBNA Capital E	25,980
2,500	Morgan Stanley CP IV 6.25% 6/1/07	62,025
2,000	US Bancorp Capital IV	51,400
2,000	XL Capital Ltd. Series B	52,520

TOTAL PREFERRED STOCKS (Cost $248,479)		243,665	7.46%

Corporate Bonds
100,000	Boeing Capital Corp. 6.10%, 3/1/11	107,284
150,000	Comcast Corp. 6.5%, 1/15/15	165,606
100,000	Credit Suisse First Boston USA, Inc. 6.50%, 1/15/12	110,323
100,000	FNMA 4.50%, 9/30/19	98,860
100,000	General Electric Capital Corp. 8.65%, 5/15/09	114,451
100,000	Household Bank 7.20%, 4/12/07	104,000
100,000	International Lease Finance 5.625%, 6/1/07	102,805
200,000	Loews Corp. 6.75%, 12/15/06	209,218
100,000	National Rural Utilities 5.75%, 8/28/09	104,865
100,000	Sears Roebuck Acceptance 6.00%, 1/15/06	100,700
100,000	Target Corp. 7.50%, 8/15/10	114,535

TOTAL CORPORATE BONDS (Cost $1,345,916)		1,332,647	40.79%

Mortgage-Backed Obligations
15,787	Empire Federal Home Loan Owner Trust 1998-2 9.03%, 6/25/24	15,808
100,000	FHR 2833 GH 5.50%, 12/15/31	100,509
100,000	FHR 2834 AQ 5.50%, 6/15/33	100,240
8,610	FNMA REMIC 1992 Trust G10 Call J, 5.0%, 3/25/23	8,642
1,888	FNMA REMIC 1992 Trust G53 Call J, 7.0%, 9/25/22	1,993
262	Paine Webber CMO Trust Series 1998-I, 8.6%, 4/1/18	277

TOTAL MORTGAGE-BACK OBLIGATIONS (Cost $223,011)		227,469	6.96%

Closed End Funds
6,300	Morgan Stanley Income	98,658
9,000	Pioneer Interest Shares	99,180

TOTAL CLOSED END FUNDS (Cost $198,308)		197,838	6.06%

Unit Investment Trusts 3.55%
1,100	iShares Lehman Treasuries Infl. Pro	117,590	3.60%

TOTAL UNIT INVESTMENT TRUSTS (Cost $116,006)		117,590	3.60%

Government Bonds
150,000	US Treasury Bond 2.625%, 11/15/06 (Cost $150,047)	148,058	4.53%

CASH EQUIVALENTS
691,125	First American Treasury Obligations Cl. A rate: 2.04%**	691,125	21.16%
	(Cost $691,125)

TOTAL INVESTMENTS ($3,331,655)		3,437,018	105.21%

LIABILTIES IN EXCESS OF OTHER ASSETS		(170,210)	-5.21%

NET ASSETS		$3,266,808	100.00%

* Non Income Producing Securities
**Variable Rate Security at April 30, 2005

NOTES TO FINANCIAL STATEMENTS
ANALYSTS FIXED INCOME FUND
1. SECURITY TRANSACTIONS
At April 30, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,331,655 amounted to $105,363, which consisted of aggregate gross unrealized appreciation of
$145,379 and aggregate gross unrealized depreciation of $40,016.

Analysts Investment Trust
Analysts Aggressive Stock Fund
SCHEDULE OF INVESTMENTS
April 30, 2005 (Unaudited)
Shares	Security Description	Value	% of Net Assets

COMMON STOCKS 87.67%
Basic Materials
2,000	Century Aluminum Co. *	46,600
4,000	Pan American Silver Corp. *	54,880
4,000	W.R. Grace & Co.*	37,520
		139,000	10.31%
Consumer Cyclicals
4,000	Cincinnati Bell, Inc.*	16,000
6,000	Regent Communications, Inc.*	31,920
800	RH Donnelly *	45,560
		93,480	6.93%
Consumer Non-Cyclicals
2,100	Archer Daniels-Midland Co.	37,779
800	Constellation Brands Inc. CL-A*	42,168
		79,947	5.93%
Energy
8,000	Ivanhoe Energy, Inc.*	18,640
8,000	Magellan Petroleum Corp.*	9,840
800	Noble Corp.	40,720
2,400	Oil States International, Inc.*	48,744
3,000	Williams Cos., Inc.	51,060
		169,004	12.54%

Financials
8,000	Instinet Group, Inc.*	42,000
800	Morgan Stanley	42,096
1,000	Silicon Valley Bancshares*	47,400
		131,496	9.75%

Healthcare
4,000	Abgenix, Inc.*	27,880
4,000	Ariad Pharmaceuticals, Inc. *	24,520
2,000	Eyetech Pharmaceuticals, Inc.*	45,980
6,000	Penn Treaty American Corp. *	13,440
2,000	Teva Pharmaceuticals Industries Ltd.	62,480
		174,300	12.93%

Industrial
1,200	Jabil Circuit, Inc.*	33,120
1,300	PerkinElmer, Inc.	24,050
		57,170	4.24%

Technology
1,400	Applied Materials, Inc.	20,818
4,000	BEA Systems, Inc. *	27,600
1,800	Cisco Systems, Inc.*	31,086
1,400	Citrix Systems, Inc.*	31,500
1,200	Cree, Inc.*	29,028
3,000	Exar Corp.*	38,070
4,000	Geopharm, Inc. *	8,400
8,000	Jmar Technologies, Inc.*	9,200
4,000	Lasercard Corp. *	21,320
4,000	Maxtor Corp. *	19,400
4,200	Millennium Cell, Inc.*	6,090
8,000	Tegal Corp*	8,800
4,000	WebMD Corp.*	37,880
1,400	Yahoo, Inc. *	48,300
		337,492	25.04%

TOTAL COMMON STOCKS (Cost $1,126,024)		1,181,889	87.67%

CASH EQUIVALENTS
132,155	First American Treasury Obligations Cl. A rate: 2.04%**	132,155	9.80%
	(Cost $132,155)
	.
TOTAL INVESTMENTS (Cost $1,258,179)		1,314,044	97.48%

OTHER ASSETS LESS LIABILITIES		34,008	2.52%

NET ASSETS		$1,348,052	100.00%

* Non Income Producing Securities
**Variable Rate Security at April 30, 2005

NOTES TO FINANCIAL STATEMENTS
Analysts Aggressive Stock Fund
1. SECURITY TRANSACTIONS
At April 30, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,258,179 amounted to $55,865 which consisted of aggregate gross unrealized appreciation of $220,090 and aggregate gross unrealized depreciation of $164,225.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Analysts Investment Trust

By /s/Timothy E. Mackey

*Timothy E. Mackey

  President

Date June 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By /s/Timothy E. Mackey

*Timothy E. Mackey

  President

Date June 29, 2005

By /s/Mark G. Srofe

*Mark G. Srofe

  Treasurer

Date June 29, 2005

* Print the name and title of each signing officer under his or her signature.